Basis for preparation, consolidation and accounting policies - Useful lives or used for administrative purposes (Details)	12 Months Ended
Dec. 31, 2020
Transportation units [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Fixtures and fittings [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Computer Equipment [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Minimum | Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	6 years
Minimum | Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Buildings and other constructions | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Minimum | Transportation units [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	5 years
Minimum | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Minimum | Computer Equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	2 years
Minimum | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Minimum | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	3 years
Maximum | Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	20 years
Maximum | Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Buildings and other constructions | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	35 years
Maximum | Machinery and equipment
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Machinery and equipment | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Machinery and equipment | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	30 years
Maximum | Transportation units [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Maximum | Transportation units [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	7 years
Maximum | Fixtures and fittings [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Maximum | Fixtures and fittings [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	10 years
Maximum | Computer Equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Maximum | Land improvements [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Maximum | Other property, plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	4 years
Maximum | Other property, plant and equipment [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Useful life of property plant equipment	25 years